Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K) (Parenthetical)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Percentage of U.S. federal tax rate	21.00%	21.00%